Schedule G, Part III - Nonexempt Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan, Nonexempt Transactions [Line Items]
Schedule of Nonexempt Transactions

Schedule G, Part III – Nonexempt Transactions

Year Ended December 31, 2025

(a) Identity of party involved		(b) Relationship to plan, employer, or other party-in-interest
Empower Annuity Insurance Company		Record keeper

(c) Description of transaction including maturity date, rate of interest, collateral, par or maturity value

During the 2022, 2021, and 2020 plan years, expenses totaling $963,390 were improperly paid for record keeping services - Voluntary Fiduciary Correction Program (VFCP) submission was filed and approved in 2025.

(i) Current value of asset		(j) Net gain or (loss) on each transaction
$453,349	(1)	$145,830
$350,834	(2)	$136,625
$159,207	(3)	$75,652

(1) Plan year ended December 31, 2022.

(2) Plan year ended December 31, 2021.

(3) Plan year ended December 31, 2020.